Non-Controlling Interests - Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances (Detail) - CAD ($) $ in Millions		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-controlling interests		$ 768		$ 669
Carmen de Andacollo
Disclosure of subsidiaries [line items]
Percentage of Ownership Interest Held by Non-Controlling Interest		10.00%
Percentage of Voting Rights Held by Non-Controlling Interest		10.00%
Non-controlling interests		$ 24		26
Elkview Mine Limited Partnership
Disclosure of subsidiaries [line items]
Percentage of Ownership Interest Held by Non-Controlling Interest		5.00%
Percentage of Voting Rights Held by Non-Controlling Interest		5.00%
Non-controlling interests		$ 86		74
Compañía Minera Zafranal S.A.C.
Disclosure of subsidiaries [line items]
Percentage of Ownership Interest Held by Non-Controlling Interest		20.00%
Percentage of Voting Rights Held by Non-Controlling Interest		20.00%
Non-controlling interests		$ 46		43
Quebrada Blanca
Disclosure of subsidiaries [line items]
Percentage of Ownership Interest Held by Non-Controlling Interest		40.00%
Percentage of Voting Rights Held by Non-Controlling Interest		40.00%
Non-controlling interests		$ 612		$ 526
Quebrada Blanca | SSM/SC
Disclosure of subsidiaries [line items]
Portion of additional interest acquired	30.00%
Quebrada Blanca | ENAMI
Disclosure of subsidiaries [line items]
Percentage of Ownership Interest Held by Non-Controlling Interest			10.00%